Delaware Balanced Fund
                          Delaware Devon Fund
                       Class A *Class B *Class C

                 Supplement to the current prospectus
                           February 18, 2000

  The following paragraph replaces the second paragraph under the section entitled "Delaware Balanced Fund" on page 6 of the prospectus:

  "We seek capital appreciation by investing primarily in common stocks of companies we believe have:

     *Reasonably priced equity securities with strong, consistent and predictable earnings growth rates.

     *Strong, capable management teams and competitive products or services.

     *An attractive debt to capitalization ratio or strong cash flow."


  The following paragraph replaces the second paragraph under the section entitled "Delaware Devon Fund" on page 6 of the prospectus:

  "In selecting stocks for Delaware Devon Fund, we consider factors such as how much the stock s dividend has grown in the past, the frequency of the stock s prior dividend increases, the company s potential for strong positive cash flow, and the price/earnings ratio of the stock compared to other stocks in the market. We avoid stocks that we think are overvalued. We seek stocks that we believe have the potential for above-average dividend growth."


  The following replaces the description of "Common stocks" and "Convertible securities" under the section entitled "The securities we typically invest in" on page 7 of the prospectus:


  Securities                    How we use them

                            Delaware            Devon
                            Balanced            Fund
                            Fund

  Common stocks:            Generally, we       Generally,
  Securities that           invest up to        90% to
  represent shares          75% of net assets   100% of the
  of ownership              in common stocks.   Fund's
  in a corporation.                             assets
  Stockholders                                  will be
  participate in                                invested
  the corporation s                             in common
  profits and losses,                           stocks.
  proportionate                                 Under
  to the number                                 normal
  of shares they own.                           market
                                                conditions
                                                we will invest
                                                at least 65%
                                                of total assets
                                                in dividend-
                                                paying stocks.

  The following supplements the section entitled "Portfolio turnover" on page 8 of the prospectus:

  "The change in the equity investment strategy for the Delaware Balanced Fund as set forth in this supplement to the prospectus is effective as of the date of this supplement.
  We expect that the new strategy will begin to be fully implemented during April 2000. The implementation of this change in strategy may result in an annual portfolio turnover rate for Delaware Balanced Fund that is relatively higher than normal."

  The following paragraph replaces the first paragraph under the section entitled "Portfolio managers" on page 10 of the prospectus:

  "John Jares will join Gary A. Reed as portfolio manager for Delaware Balanced Fund. They will have primary responsibility for making day-to-day investment decisions for Delaware Balanced Fund. Francis X. Morris has responsibility for making day-to-day investment decisions for Delaware Devon Fund. When making decisions for Delaware Devon Fund, Mr. Morris regularly consults with Christopher Driver and Michael
  S. Morris."


  The following paragraph supplements the section entitled
  "Portfolio managers" on page 11 of the prospectus:

  "John Jares, Vice President/Senior Portfolio Manager, holds a BS degree in finance and an MBA from the University of Colorado. He will join Delaware Investments in March 2000. Mr. Jares came to Delaware from Berger Funds, where he served as a portfolio manager and securities analyst specializing in the consumer and technology sectors. Prior to joining Berger, Mr. Jares was a senior equity analyst at Founders Asset Management, with responsibility for large capitalization companies. He began his career at Lipper Analytical Services, Inc. in 1992. Mr. Jares is a CFA charterholder."



                         Delaware Balanced Fund
                          Delaware Devon Fund
                           Institutional Class

                    Supplement to the current prospectus
                              February 18, 2000

  The following paragraph replaces the second paragraph under the section entitled "Delaware Balanced Fund" on page 6 of the prospectus:

  "We seek capital appreciation by investing primarily in common stocks of companies we believe have:

     *Reasonably priced equity securities with strong, consistent and predictable earnings growth rates.

     *Strong, capable management teams and competitive products or services.

     *An attractive debt to capitalization ratio or strong cash flow."


  The following paragraph replaces the second paragraph under the section entitled "Delaware Devon Fund" on page 6 of the prospectus:

  "In selecting stocks for Delaware Devon Fund, we consider factors such as how much the stock s dividend has grown in the past, the frequency of the stock s prior dividend increases, the company's potential for strong positive cash flow, and the price/earnings ratio of the stock compared to other stocks in the market. We avoid stocks that we think are overvalued. We seek stocks that we believe have the potential for above-average dividend growth."


  The following replaces the description of "Common stocks" and "Convertible securities" under the section entitled "The securities we typically invest in" on page 7 of the prospectus:

  Securities                How we use them

                             Delaware            Devon
                             Balanced            Fund
                             Fund

  Common stocks:            Generally, we       Generally,
  Securities that           invest up to        90% to
  represent shares          75% of net assets   100% of the
  of ownership              in common stocks.   Fund's
  in a corporation.                             assets
  Stockholders                                  will be
  participate in                                invested
  the corporation s                             in common
  profits and losses,                           stocks.
  proportionate                                 Under
  to the number                                 normal
  of shares they own.                           market
                                                conditions
                                                we will invest
                                                at least 65%
                                                of total assets
                                                in dividend-
                                                paying stocks.

  The following supplements the section entitled "Portfolio turnover" on page 9 of the prospectus:

  "The change in the equity investment strategy for the Delaware Balanced Fund as set forth in this supplement to the prospectus is effective as of the date of this supplement.
  We expect that the new strategy will begin to be fully implemented during April 2000. The implementation of this change in strategy may result in an annual portfolio turnover rate for Delaware Balanced Fund that is relatively higher than normal."


  The following paragraph replaces the first paragraph under the section entitled "Portfolio managers" on page 11 of the prospectus:

  "John Jares will join Gary A. Reed as portfolio manager for Delaware Balanced Fund. They will have primary responsibility for making day-to-day investment decisions for Delaware Balanced Fund. Francis X. Morris has responsibility for making day-to-day investment decisions for Delaware Devon Fund. When making decisions for Delaware Devon Fund, Mr. Morris regularly consults with Christopher Driver and Michael
  S. Morris."


  The following paragraph supplements the section entitled
  "Portfolio managers" on page 11 of the prospectus:

  "John Jares, Vice President/Senior Portfolio Manager, holds a BS degree in finance and an MBA from the University of Colorado. He will join Delaware Investments in March 2000. Mr. Jares came to Delaware from Berger Funds, where he served as a portfolio manager and securities analyst specializing in the consumer and technology sectors. Prior to joining Berger, Mr. Jares was a senior equity analyst at Founders Asset Management, with responsibility for large capitalization companies. He began his career at Lipper Analytical Services, Inc. in 1992. Mr. Jares is a CFA charterholder."